Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2022	2021
	USD in thousands
Cash at bank	6,394	7,657
Short-term bank deposits	114	623
Total cash and cash equivalent*	6,508	8,280
Less – amount classified as non-current**	(373)	-
Presented as current	6,135	8,280
	6,194	7,547
*	Denominated in foreign currency
**	Due to commitment to EIB to maintain a cash balance of Euro 350 thousand at all times. See Note 12A.